Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (6,146,620)	$ (2,420,446)	$ (3,413,262)	$ (1,354,368)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts				40,000
Stock based compensation - stock options	2,981,523	1,062,000	1,533,777	396,951
Loss on write-off of accounts receivable	55,528	15,000
Stock based compensation - common stock			362,500	427,000
Issuance of common stock for services	313,395	34,000	46,000
Depreciation and amortization	131,403	55,365	116,145	16,406
Loss on impairment of intangible assets				100,000
Right of use amortization	75,842	3,729	5,967
Amortization of debt discount	54,792
Forgiveness of PPP Loan	(980,800)
Changes in operating assets and liabilities:
Accounts receivable, net	(355,946)	(191,958)	(107,262)	59,637
Other current assets	(305,532)	(77,083)	(71,867)	(29,133)
Accounts payable and accrued expenses	(66,311)	364,961	(168,366)	146,027
Other current liabilities				(5,878)
Lease liability	(69,586)	(3,544)	(5,711)
Net cash used in operating activities	(4,312,312)	(1,157,976)	(1,702,079)	(203,358)
Cash flows from investing activities:
Purchases of property and equipment			(249)	(11,658)
Cash acquired in acquisitions	662,176	254,180	285,546	181,448
Net cash provided by investing activities	662,176	254,180	285,297	169,790
Cash flows from financing activities:
Distributions to member		(20,000)	(20,000)	(124,580)
Proceeds from sale of common stock	3,250,000	790,000	1,131,009	2,045,000
Proceeds from convertible note payable			3,000,000
Proceeds from line of credit	221,346	60,000	63,000
Payment on line of credit	(224,346)	(93,705)	(93,705)
Proceeds from PPP loans		709,600	709,600
Payment on loans payable	(2,004,528)	(2,737)	(2,737)
Payment on notes payable, related party	(59,787)		(50,000)	(90,213)
Net cash provided by financing activities	1,182,685	1,443,158	4,737,167	1,830,207
Net increase (decrease) in cash and cash equivalents	(2,467,451)	539,362	3,320,385	1,796,639
Cash and cash equivalents - beginning of the period	5,197,030	1,876,645	1,876,645	80,006
Cash and cash equivalents - end of the period	2,729,579	2,416,007	5,197,030	1,876,645
Supplemental cash flow information:
Interest	91,490	169
Income taxes		5,882
Non-cash investing and financing activities:
Common stock issued in TalaTek acquisition				2,480,000
Common stock issued in VCAB merger				12,460
Common shares issued in Technologyville acquisition		1,356,908	1,356,908
Common shares issued in Clear Skies acquisition		932,000	932,000
Common stock issued in Alpine Security acquisition			1,845,000
Common stock repurchased				(2,400,000)
Right of use asset and lease liability recorded	330,512	19,393	19,393
Beneficial conversion feature			$ 75,000
Forgiveness of PPP Loan	$ 980,800